Average Annual Total Returns	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark One Year		Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Growth Allocation Fund Class A One Year	Prospectus #1 Calvert Growth Allocation Fund Class A Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class C One Year	Prospectus #1 Calvert Growth Allocation Fund Class C Five Years	Prospectus #1 Calvert Growth Allocation Fund Class C Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I One Year	Prospectus #1 Calvert Growth Allocation Fund Class I Five Years	Prospectus #1 Calvert Growth Allocation Fund Class I Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I Inception Date	Prospectus #1 Calvert Growth Allocation Fund Class R6 One Year	Prospectus #1 Calvert Growth Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 Inception Date	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark One Year		Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Conservative Allocation Fund Class A One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class C One Year	Prospectus #1 Calvert Conservative Allocation Fund Class C Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class C Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class I One Year	Prospectus #1 Calvert Conservative Allocation Fund Class I Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class I Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class I Inception Date	Prospectus #1 Calvert Conservative Allocation Fund Class R6 One Year	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Inception Date	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark One Year		Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Moderate Allocation Fund Class A One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class C One Year	Prospectus #1 Calvert Moderate Allocation Fund Class C Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class C Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I One Year	Prospectus #1 Calvert Moderate Allocation Fund Class I Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Inception Date	Prospectus #1 Calvert Moderate Allocation Fund Class R6 One Year	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Inception Date	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index One Year	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Five Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Ten Years	Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark One Year		Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Five Years		Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Ten Years		Prospectus #2 Calvert Balanced Fund Class A One Year	Prospectus #2 Calvert Balanced Fund Class A Five Years	Prospectus #2 Calvert Balanced Fund Class A Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Balanced Fund Class C One Year	Prospectus #2 Calvert Balanced Fund Class C Five Years	Prospectus #2 Calvert Balanced Fund Class C Ten Years	Prospectus #2 Calvert Balanced Fund Class I One Year	Prospectus #2 Calvert Balanced Fund Class I Five Years	Prospectus #2 Calvert Balanced Fund Class I Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 One Year	Prospectus #2 Calvert Balanced Fund Class R6 Five Years	Prospectus #2 Calvert Balanced Fund Class R6 Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 Inception Date	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index One Year	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Five Years	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Ten Years	Prospectus #2 Calvert Equity Fund Class A One Year	Prospectus #2 Calvert Equity Fund Class A Five Years	Prospectus #2 Calvert Equity Fund Class A Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Equity Fund Class C One Year	Prospectus #2 Calvert Equity Fund Class C Five Years	Prospectus #2 Calvert Equity Fund Class C Ten Years	Prospectus #2 Calvert Equity Fund Class I One Year	Prospectus #2 Calvert Equity Fund Class I Five Years	Prospectus #2 Calvert Equity Fund Class I Ten Years	Prospectus #2 Calvert Equity Fund Class R6 One Year	Prospectus #2 Calvert Equity Fund Class R6 Five Years	Prospectus #2 Calvert Equity Fund Class R6 Ten Years	Prospectus #2 Calvert Equity Fund Class R6 Inception Date	Prospectus #2 Calvert Focused Value Fund Russell 1000® Value Index One Year	Prospectus #2 Calvert Focused Value Fund Russell 1000® Value Index Life of Fund	Prospectus #2 Calvert Focused Value Fund Class A One Year	Prospectus #2 Calvert Focused Value Fund Class A Life of Fund	Prospectus #2 Calvert Focused Value Fund Class A Inception Date	Prospectus #2 Calvert Focused Value Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Focused Value Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Calvert Focused Value Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Focused Value Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Calvert Focused Value Fund Class C One Year	Prospectus #2 Calvert Focused Value Fund Class C Life of Fund	Prospectus #2 Calvert Focused Value Fund Class I One Year	Prospectus #2 Calvert Focused Value Fund Class I Life of Fund	Prospectus #2 Calvert Focused Value Fund Class R6 One Year	Prospectus #2 Calvert Focused Value Fund Class R6 Life of Fund	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #3 Calvert Bond Fund Class A One Year	Prospectus #3 Calvert Bond Fund Class A Five Years	Prospectus #3 Calvert Bond Fund Class A Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Calvert Bond Fund Class C One Year	Prospectus #3 Calvert Bond Fund Class C Five Years	Prospectus #3 Calvert Bond Fund Class C Ten Years	Prospectus #3 Calvert Bond Fund Class I One Year	Prospectus #3 Calvert Bond Fund Class I Five Years	Prospectus #3 Calvert Bond Fund Class I Ten Years	Prospectus #3 Calvert Bond Fund Class R6 One Year	Prospectus #3 Calvert Bond Fund Class R6 Five Years	Prospectus #3 Calvert Bond Fund Class R6 Ten Years	Prospectus #3 Calvert Bond Fund Class R6 Inception Date
Total	25.96%	15.15%	11.47%	20.71%	[1]	11.45%	[1]	8.34%	[1]	9.09%	9.38%	7.03%	7.92%	8.50%	5.67%	6.11%	7.38%	5.33%	13.27%	9.74%	6.89%	15.48%	10.85%	7.84%	May 20, 2016	15.46%	10.86%	7.85%	Feb. 01, 2022	5.53%	1.10%	1.81%	11.46%	[2]	5.41%	[2]	4.62%	[2]	4.28%	4.32%	3.92%	2.96%	3.13%	2.62%	2.58%	3.02%	2.66%	8.23%	4.66%	3.80%	10.34%	5.71%	4.71%	May 20, 2016	10.42%	5.73%	4.72%	Feb. 01, 2022	25.96%	15.15%	11.47%	16.54%	[3]	8.84%	[3]	6.78%	[3]	6.94%	6.99%	5.61%	5.01%	5.75%	4.15%	4.94%	5.29%	4.10%	11.05%	7.35%	5.54%	13.13%	8.43%	6.41%	May 20, 2016	13.15%	8.44%	6.42%	Feb. 01, 2022	5.53%	1.10%	1.81%	26.53%	15.51%	11.80%	17.81%	[4]	9.90%	[4]	7.97%	[4]	10.23%	8.79%	6.62%	9.39%	7.96%	5.40%	6.29%	6.98%	5.03%	14.48%	9.14%	6.54%	16.65%	10.24%	7.55%	16.70%	10.29%	7.57%	Feb. 01, 2019	42.68%	19.49%	14.85%	11.74%	15.02%	12.10%	11.26%	14.34%	10.33%	7.28%	12.12%	9.37%	16.07%	15.40%	12.02%	18.23%	16.56%	13.08%	18.30%	16.64%	13.11%	Oct. 03, 2017	11.46%	5.88%	2.87%	0.85%	Apr. 29, 2022	2.67%	0.72%	1.84%	0.65%	6.83%	3.35%	8.82%	4.34%	8.85%	4.33%	5.53%	1.10%	1.81%	3.85%	1.16%	1.94%	2.15%	(0.12%)	0.77%	2.24%	0.41%	1.01%	5.40%	1.01%	1.61%	7.51%	2.04%	2.60%	7.59%	2.09%	2.63%	Oct. 03, 2017

[1]	The Growth Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 3000® Index, 30% MSCI All-Country World Ex US Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[2]	The Conservative Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 25% Russell 3000® Index, 10% MSCI All-Country World Ex US Investable Market Index, and 65% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[3]	The Moderate Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 45% Russell 3000® Index, 20% MSCI All-Country World Ex US Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[4]	The Balanced Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index.